Segments of Operations - Revenues by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net investment income	$ 1,478	$ 1,376	$ 1,230
Other income	111	108	105
Revenues before realized gains	1,611	1,508	1,356
Realized losses on securities	(13)	(9)	(16)
Total revenues	1,598	1,499	1,340
Annuity
Segment Reporting Information [Line Items]
Net investment income	1,458	1,355	1,211
Other income	106	104	100
Revenues before realized gains	1,564	1,459	1,311
Run-off Life
Segment Reporting Information [Line Items]
Revenues before realized gains	$ 47	$ 49	$ 45